Segments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 31,001,832	¥ 213,776,234	$ 22,216,776	¥ 159,598,652
Cost of revenues	(26,739,648)	(184,385,915)	(17,240,933)	(123,853,687)
Gross profit	4,262,184	29,390,319	4,975,843	35,744,965
Depreciation and amortization	(10,454)	(72,086)	(16,219)	(116,515)
Total capital expenditures	(12,865)	(88,710)	$ (4,134)	(29,694)
Total Assets	378,488,993				¥ 2,577,850,689	¥ 2,778,698,938
Selling expenses	(124,277)	(856,963)		(1,183,115)
General and administrative expenses		(10,138,379)		(10,385,401)
Research and development expenses	(1,262,769)	(8,707,549)		(24,091,812)
Allowance for credit losses		(63,019)		584,713
Total		(19,765,910)		(35,075,615)
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		140,691,479		65,306,664
Cost of revenues		(119,325,397)		(53,110,990)
Gross profit		21,366,082		12,195,674
Depreciation and amortization		(65,445)		(115,538)
Total capital expenditures		(88,710)		(17,350)
Total Assets	376,647,658				2,565,309,541	2,758,511,223
Selling expenses		(855,313)		(762,131)
General and administrative expenses		(8,584,642)		(8,281,237)
Research and development expenses		(2,188,681)		(2,116,226)
Allowance for credit losses		(233,516)		389,131
Total		(11,862,152)		(10,770,463)
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		73,084,755		94,291,988
Cost of revenues		(65,060,518)		(70,742,697)
Gross profit		8,024,237		23,549,291
Depreciation and amortization		(6,641)		(977)
Total capital expenditures				(12,344)
Total Assets	$ 1,841,335				¥ 12,541,148	¥ 20,187,715
Selling expenses		(1,650)		(420,984)
General and administrative expenses		(1,553,737)		(2,104,164)
Research and development expenses		(6,518,868)		(21,975,586)
Allowance for credit losses		170,497		195,582
Total		¥ (7,903,758)		¥ (24,305,152)